TANGIBLE ASSETS (Details Textual) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Assets received in total or partial settlement of payment obligations of debtors	$ 8,219	$ 14,658
Consorcio consol [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	(30,440)
Covimar y covipacifico [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassification adjustment of property plant and equipment	$ 3,509